Business Segments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Mideast Group [Member]	Dec. 31, 2009 Mideast Group [Member]	Dec. 31, 2010 Southeast Group [Member]	Dec. 31, 2011 West Group [Member]
Segment Reporting Information [Line Items]
Land acquired through noncash transactions	$ 1,900,000	$ 125,000	$ 450,000	$ 144,961,000